Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
17.
SHARE-BASED COMPENSATION

2023 Share Incentive Plan

On April 11, 2023, the board of directors of the Company approved to adopt a share incentive plan (the “2023 Incentive Plan”). The 2023 Incentive plan provides for the grant of restricted shares and share options to members of the Board, employees or consultants of the Group. The maximum aggregate number of Shares which may be issued or transferred under the 2023 incentive Plan shall be equal to 145,000,000 Shares. Unless terminated earlier, the 2023 incentive Plan will expire on the tenth anniversary of the Effective Date. Vesting conditions will be specified under each award agreement. Except for service conditions, there were no other vesting conditions for all the awards under 2023 Incentive Scheme.

The following table summarizes the restricted shares activity pursuant to the 2023 Incentive Plan for the years ended December 31, 2024 and 2025:

	Number of Shares	Weighted average grant date fair value (US$)
Outstanding at January 1, 2023	-	-
Granted	103,270,550	0.05
Vested	(36,941,200)	0.05
Forfeited	-	-
Unvested at December 31, 2023	66,329,350	0.04
Granted	-	-
Vested	(9,472,450)	0.05
Forfeited	(1,710,900)	0.05
Unvested at December 31, 2024	55,146,000	0.05
Granted	-	-
Vested	(24,257,650)	0.05
Forfeited	-	-
Unvested at December 31, 2025	30,888,350	0.05

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2025, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB2,106 (US$301), and is expected to be recognized over a weighted-average period of 1.1 years.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2023, 2024 and 2025 were RMB13,587, RMB4,773 and RMB22,286 (US$3,187), respectively.

2014 Restricted Shares Plan

On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares (excluding shares which have lapsed or have been forfeited) pursuant to the grant of restricted shares and restricted share units thereunder. Unless terminated earlier, the 2014 Restricted Shares Plan has a validity term of 10 years and was due to terminate in 2024. Upon approval of our board of directors, the validity term has been extended to April, 2029. The share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant. Except for service conditions, there were no other vesting conditions for all the awards under 2014 Restricted Shares Plan.

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2023, 2024 and 2025, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2023	4,028,550	0.14
Granted	31,580,058	0.04
Vested	(6,629,200)	0.06
Forfeited	(2,993,700)	0.05
Unvested at December 31, 2023	25,985,708	0.05
Granted	30,808,300	0.09
Vested	(10,016,440)	0.06
Forfeited	(14,183,788)	0.05
Unvested at December 31, 2024	32,593,780	0.08
Granted	2,540,800	0.14
Vested	(10,964,214)	0.08
Forfeited	(3,868,698)	0.05
Unvested at December 31, 2025	20,301,668	0.10

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2025, the total estimated unrecognized share-based compensation expense related to restricted shares awarded amounted to RMB6,955 (US$995), and is expected to be recognized over a weighted-average period of 1.9 years.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2023, 2024 and 2025 were RMB2,185, RMB6,954 and RMB8,127 (US$1,162), respectively.

2013 Incentive Scheme

On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718 (excluding shares which have lapsed or have been forfeited). The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption and terminated upon its expiration in January 2024. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2025, all the share awards granted under 2013 Incentive Scheme had vesting terms of no longer than 5 years from the date of grant.

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2023, 2024 and 2025, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Outstanding at January 1, 2023	5,086,990	0.17
Granted	641,412	0.05
Vested	(1,038,123)	0.27
Forfeited	(975,867)	0.13
Unvested at December 31, 2023	3,714,412	0.12
Granted	-	-
Vested	(2,128,853)	0.12
Forfeited	(209,499)	0.17
Unvested at December 31, 2024	1,376,060	0.12
Granted	-	-
Vested	(922,354)	0.15
Forfeited	(133,000)	0.17
Unvested at December 31, 2025	320,706	0.05

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2025, the total estimated unrecognized share-based compensation expense related to restricted shares awarded amounted to RMB27 (US$4), and is expected to be recognized over a weighted-average period of 1.2 years.

The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2023, 2024 and 2025 were RMB471, RMB801 and RMB1,086 (US$155), respectively.

2011 Share Award Scheme

On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013 and November 2016, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption and terminated upon its expiration in May 2021. Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested.

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2023, 2024 and 2025, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2023	87,175	0.26
Granted	-	-
Vested	(87,175)	0.26
Forfeited	-	-
Unvested at December 31, 2023	-	-
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested at December 31, 2024	-	-
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested at December 31, 2025	-	-

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2025, all of the restricted shares awarded have been vested. The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2023, 2024 and 2025 were RMB23, nil and nil, respectively.

Share-based Awards of subsidiaries

Subsidiaries of the Group also have equity incentive plans granting share-based awards.

The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Fair value per option granted (US$)	0.81	-	0.76
Risk-free interest rates	3.80%	-	1.83%
Expected volatility	55.10%	-	61.10%
Expected dividend yield	0.00%	-	0.00%

The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenues	251	65	—	—
Research and development	(703)	1,115	1,260	180
Selling and marketing	104	(1,232)	56	8
General and administrative	8,372	10,075	7,853	1,123
Total	8,024	10,023	9,169	1,311

As of December 31, 2025, there was RMB37,851 (US$5,413) unrecognized share-based compensation expenses related to incentive plans, which is expected to be recognized over a weighted-average period of 2.4 years.

Total share-based compensation expenses recorded by the Group are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenues	370	81	16	2
Research and development	580	1,924	1,193	171
Selling and marketing	509	(662)	773	111
General and administrative	32,095	24,758	17,858	2,554
Total	33,554	26,101	19,840	2,838